UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,
Date of reporting period: December 31, 2007

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET
TRUST
WESTERN ASSET CALIFORNIA MUNICIPAL
MONEY MARKET FUND

FORM N-Q
DECEMBER 31, 2007

Westen Asset California Municipal Money Market Fund

Schedule of Investments (unaudited)	December 31, 2007

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.5%
Education — 12.1%
	ABAG Finance Authority for Nonprofit Corp., CA:
$6,835,000	Brandeis Hillel Day School, LOC-Allied Irish Bank PLC, 3.350%, 1/3/08
	(a)	$6,835,000
11,865,000	Francis Parker School Project, LOC-Bank of New York, 3.350%, 1/3/08
	(a)	11,865,000
11,285,000	Head Royce School, LOC-Bank of America, 3.350%, 1/3/08 (a)	11,285,000
	Revenue:
12,730,000	Katherine Delmar Burke School, LOC-Allied Irish Banks PLC,
	3.350%, 1/3/08 (a)	12,730,000
19,500,000	La Jolla Country Day School, LOC-Allied Irish Bank PLC, 3.350%,
	1/3/08(a)	19,500,000
20,415,000	Marin Country Day School, LOC-U.S. Bank NA, 3.350%, 1/3/08 (a)	20,415,000
5,050,000	Santa Cruz Montessori School, LOC-Comerica Bank LOC, 3.350%,
	1/3/08(a)	5,050,000
19,140,000	Valley Christian Schools, LOC-Bank of America, 3.350%, 1/3/08 (a)	19,140,000
	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital
	Improvement Financing Projects:
	LOC-Bank of Nova Scotia:
8,060,000	3.360%, 1/3/08 (a)	8,060,000
3,805,000	3.410%, 1/3/08 (a)	3,805,000
3,525,000	LOC-Scotiabank, 3.410%, 1/3/08 (a)	3,525,000
	California EFA Revenue, Stanford University:
5,000,000	2.700% due 1/9/08	5,000,000
30,000,000	3.350% due 1/10/08	30,000,000
1,500,000	Refunding, Stanford University, 3.200%, 1/2/08 (a)	1,500,000
	Stanford University:
3,400,000	3.150%, 1/2/08 (a)	3,400,000
3,775,000	3.200%, 1/2/08 (a)(b)	3,775,000
	California MFA Revenue:
6,700,000	St. Andrews Parish, LOC-Allied Irish Bank PLC, 3.350%, 1/3/08 (a)	6,700,000
5,000,000	Trinity School, LOC-Comerica Bank, 3.350%, 1/3/08 (a)	5,000,000
1,110,000	California School Facilities Financing Corp., COP, Capital Improvement
	Financing Projects, LOC-Allied Irish Banks PLC, 3.300%, 1/2/08 (a)	1,110,000
	California State University:
34,576,000	3.260% due 2/6/08	34,576,000
3,900,000	3.050% due 2/7/08	3,900,000
1,201,000	3.300% due 2/11/08	1,201,000
20,453,000	3.290% due 3/3/08	20,453,000
	California Statewide CDA:
	Revenue:
20,000,000	Azusa Pacific University Project, LOC-Allied Irish Bank PLC,
	3.380%, 1/3/08 (a)	20,000,000
20,250,000	Concordia University Project, LOC-U.S. Bank, 3.460%, 1/2/08 (a)	20,250,000
8,050,000	Webb Schools, LOC-Bank of New York, 3.350%, 1/3/08 (a)	8,050,000
7,485,000	Coachella Valley, CA, USD, COP, 2006 School Financing Project, FSA,
	SPA-Dexia Credit Local, 3.390%, 1/3/08 (a)	7,485,000
4,800,000	Corona-Norca, CA, USD, COP, FSA, SPA-Dexia Credit Local, 3.280%,
	1/3/08(a)	4,800,000
	Grant, CA, Joint Union High School District, COP, School Facility Bridge
	Funding Program, FSA, SPA-Dexia Credit Local:
3,000,000	3.280%, 1/3/08 (a)	3,000,000
2,600,000	3.280%, 1/3/08 (a)	2,600,000
	Los Angeles, CA, COP:
3,700,000	Laurence School, LOC-Allied Irish Banks PLC, 3.350%, 1/3/08 (a)	3,700,000
8,385,000	Loyola High School, LOC-Allied Irish Bank PLC, 3.350%, 1/3/08 (a)	8,385,000

See Notes to Schedule of Investments.

Westen Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Education — 12.1% (continued)
$1,100,000	Windward School, LOC-Allied Irish Banks PLC, 3.350%, 1/3/08 (a)	$1,100,000
32,625,000	Municipal Import Corp. of Los Angeles, 3.300% due 3/10/08	32,625,000
7,750,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G Mendez
	University Systems Project, LOC-Banco Santander PR, 3.440%, 1/2/08
	(a)	7,750,000
	Regents of University of California:
15,600,000	3.750% due 3/6/08	15,600,000
17,500,000	3.850% due 3/7/08	17,500,000
14,000,000	3.300% due 3/12/08	14,000,000
9,800,000	Sacramento, CA, USD, COP, FSA, SPA-Dexia Credit Local, 3.350%, 1/3/08
	(a)	9,800,000
3,630,000	San Jacinto, CA, USD, COP, School Facility Bridge Funding Project, FSA,
	SPA-Dexia Credit Local, 3.280%, 1/3/08 (a)	3,630,000
3,100,000	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 3.300%, 1/2/08 (a)	3,100,000
	Total Education	422,200,000
Finance — 1.5%
8,230,000	California MFA Revenue, Notre Dame High School, LOC-Comerica Bank,
	3.350%, 1/3/08 (a)	8,230,000
	California State Economic Recovery, Bonds:
4,300,000	3.520%, 1/2/08 (a)	4,300,000
1,000,000	FSA, SPA-Dexia Credit Local, 3.280%, 1/2/08 (a)	1,000,000
1,255,000	LOC-BNP Paribas, 3.250%, 1/2/08 (a)	1,255,000
25,000,000	Richmond, CA, Joint Powers Financing Authority Revenue, Refunding Lease,
	Civic Center Project, AMBAC, SPA-Dexia Credit Local, 3.420%, 1/3/08
	(a)	25,000,000
11,700,000	San Mateo County, CA, Joint Powers Financing Authority Lease Revenue,
	Public Safety Project, LOC-Depfa Bank PLC, 3.350%, 1/3/08 (a)	11,700,000
	Total Finance	51,485,000
General Obligation — 11.9%
	California State, GO:
3,030,000	LOC-Bank of America, 3.330%, 1/2/08 (a)	3,030,000
20,600,000	LOC-Calyon Bank, 3.280%, 1/2/08 (a)	20,600,000
8,300,000	LOC-Depfa Bank PLC, 3.250%, 1/2/08 (a)	8,300,000
8,600,000	LOC-Fortis Bank SA, 3.280%, 1/2/08 (a)	8,600,000
1,000,000	LOC-JPMorgan Chase, 3.250%, 1/2/08 (a)	1,000,000
2,300,000	LOC-JPMorgan Chase, Westdeutsche Landesbank, 3.520%, 1/2/08 (a)	2,300,000
	LOC-Landesbank Hessen-Thuringen:
3,000,000	3.450%, 1/2/08 (a)	3,000,000
11,600,000	Bank of America, Bank of Nova Scotia, 3.320%, 1/3/08 (a)	11,600,000
835,000	LOC-Societe Generale, 3.140%, 1/2/08 (a)	835,000
7,000,000	LOC-Westdeutsche Landesbank, 3.550%, 1/2/08 (a)	7,000,000
12,900,000	LOC-WestLandesBank, JPMorgan Chase, 3.520%, 1/2/08 (a)	12,900,000
	Commonwealth of Puerto Rico, GO, Refunding:
55,250,000	Government Development Bank, MBIA, SPA-Credit Suisse, 3.180%,
	1/2/08 (a)	55,250,000
	Public Improvements:
48,700,000	FSA, LOC-JP Morgan Chase, 3.400%, 1/3/08 (a)	48,700,000
66,900,000	FSA, SPA-Dexia Credit Local, 3.270%, 1/2/08 (a)	66,900,000
50,000,000	Kern County, CA, GO, TRAN, 4.500% due 6/30/08	50,211,154
50,000,000	Los Angeles County, CA, GO, TRAN, 4.500% due 6/30/08	50,208,421
25,000,000	Sacramento County, CA, GO, TRAN, 4.500% due 7/9/08	25,103,264
40,000,000	Ventura County, CA, GO, TRAN, 4.500% due 7/1/08	40,169,793
	Total General Obligation	415,707,632

See Notes to Schedule of Investments.

Westen Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Hospitals — 7.1%
	California Health Facilities Finance Authority:
$1,500,000	2.800% due 1/10/08	$1,500,000
22,500,000	3.430% due 1/10/08	22,500,000
29,000,000	3.280% due 3/3/08	29,000,000
30,000,000	3.300% due 3/12/08	30,000,000
15,000,000	3.200% due 4/1/08	15,000,000
11,050,000	Health Facility, Catholic Healthcare, LOC-Bank of America, 3.300%,
	1/2/08(a)	11,050,000
2,500,000	Sisters of Charity Health Systems, 3.350%, 1/2/08 (a)	2,500,000
	California Statewide CDA:
3,000,000	Motion Picture & TV Fund, LOC-BNP Paribas, 3.270%, 1/3/08 (a)	3,000,000
900,000	Revenue, COP, John Muir, Mount Diablo Health, AMBAC, SPA-
	JPMorgan Chase, 3.560%, 1/2/08 (a)	900,000
10,375,000	Delano, CA, COP, Delano Regional Medical Center, LOC-Comerica Bank,
	3.430%, 1/3/08 (a)	10,375,000
76,395,000	Fresno, CA, Revenue, Trinity Health Credit, SPA-Landesbank Hessen-
	Thuringen, 3.350%, 1/3/08 (a)	76,395,000
46,100,000	San Bernardino County, CA, COP, Medical Center Financing Project, MBIA,
	SPA-Landesbank Hessen-Thuringen, 3.270%, 1/2/08 (a)	46,100,000
	Total Hospitals	248,320,000
Housing: Multi-Family — 9.4%
	ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
9,920,000	Housing Acton Courtyard Apartments, LOC-Wells Fargo Bank N.A.,
	3.460%, 1/3/08 (a)(c)	9,920,000
7,720,000	Housing Bachenheimer Building Project, LIQ-Fannie Mae, 3.460%,
	1/3/08(a)(c)	7,720,000
4,710,000	Housing Darling Florist Building, LIQ-Fannie Mae, 3.460%, 1/3/08 (a)(c)	4,710,000
3,265,000	Refunding, Housing Berkeleyan Project, LIQ-Fannie Mae, 3.460%,
	1/3/08(a)(c)	3,265,000
13,975,000	California Housing Finance Agency Revenue, MFH III, SPA-FNMA,
	3.430%, 1/2/08 (a)(c)	13,975,000
	California Statewide CDA:
	MFH Revenue:
11,805,000	Arbor Ridge Apartments, LIQ-Fannie Mae, 3.410%, 1/3/08 (a)(c)	11,805,000
9,500,000	Westgate Pasadena Apartments, LOC-Bank of America N.A.,
	3.360%, 1/3/08 (a)(c)	9,500,000
	Multifamily Revenue:
3,000,000	Coventry Place Apartments, LIQ-FNMA, 3.360%, 1/3/08 (a)(c)	3,000,000
10,040,000	Housing, Martin Luther Tower, FNMA, 3.450%, 1/3/08 (a)(c)	10,040,000
15,000,000	Refunding, Housing, IAC Project, LOC-Wells Fargo Bank NW N.A.,
	3.420%, 1/2/08 (a)(c)	15,000,000
	Revenue:
3,830,000	Canyon Springs Apartments KK, LIQ-Fannie Mae, 3.360%, 1/3/08
	(a)(c)	3,830,000
27,000,000	LOC-Wells Fargo Bank N.A., 3.420%, 1/2/08 (a)(c)	27,000,000
4,000,000	Contra Costa County, CA, MFH Revenue, Park Regency LLC, LIQ-FNMA,
	3.400%, 1/3/08 (a)(c)	4,000,000
6,955,000	Corona, CA, MFH Revenue, Housing Country Hills Project, FHLMC-
	Collateralized, 3.310%, 1/3/08 (a)	6,955,000
12,800,000	Daly City, CA, HFA, Multifamily Revenue, Refunding, Serramonte Del Rey,
	3.310%, 1/3/08 (a)	12,800,000
14,095,000	Fresno, CA, MFH Revenue, Heron Pointe Apartments, FNMA, LIQ-FNMA,
	3.310%, 1/3/08 (a)	14,095,000
3,100,000	Garden Grove, CA, MFH Revenue, Housing California, Malabar Apartments,
	FNMA-Collateralized, 3.360%, 1/3/08 (a)(c)	3,100,000

See Notes to Schedule of Investments.

Westen Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Housing: Multi-Family — 9.4% (continued)
$2,000,000	Livermore, CA, Multifamily Revenue, Mortgage Portola, LIQ-FNMA,
	3.430%, 1/3/08 (a)(c)	$2,000,000
11,782,000	Los Angeles County, CA, Housing Authority MFH Revenue, Park Sierra,
	LIQ-FHLMC, 3.380%, 1/2/08 (a)(c)	11,782,000
	Los Angeles, CA:
	Community Redevelopment Agency, MFH Revenue:
22,700,000	Grand Promenade Project, FHLMC, 3.310%, 1/3/08 (a)	22,700,000
1,000,000	Second & Central Apartments Project, LOC-HSBC Bank USA N.A.,
	3.360%, 1/2/08 (a)(c)	1,000,000
11,700,000	Wilshire Station Apartments, LOC-Bank of America N.A., 3.700%,
	1/2/08(a)(c)	11,700,000
5,500,000	Housing Fountain Park Project, 3.450%, 1/3/08 (a)(c)	5,500,000
10,500,000	Multifamily Revenue, Queen Portfolio Apartments, LIQ-Freddie Mac,
	3.450%, 1/3/08 (a)(c)	10,500,000
	Orange County, CA:
13,725,000	Apartment Development Revenue, Wood Canyon Villas, Issue E,
	FNMA-Collateralized, 3.360%, 1/3/08 (a)(c)	13,725,000
13,340,000	Housing Authority, Apartment Development Revenue, Refunding, Oasis
	Martinique I, LIQ-FNMA, 3.320%, 1/3/08 (a)	13,340,000
23,400,000	Pasadena, CA, CDA MFH Revenue, Holly Street Apartment, FNMA-
	Collateralized, 3.410%, 1/3/08 (a)(c)	23,400,000
8,105,000	Redondo Beach, CA, RDA Multi-Family Revenue, Refunding, Heritage
	Pointe Apartments, FNMA, LIQ-FNMA, 3.360%, 1/3/08 (a)(c)	8,105,000
14,400,000	Sacramento County, CA, Housing Authority MFH Revenue, Seasons at
	Winter, LIQ-FHLMC, 3.390%, 1/3/08 (a)(c)	14,400,000
	San Jose CA, MFH Revenue:
23,900,000	Cinnabar Commons, LOC-Bank of America, 3.410%, 1/3/08 (a)(c)	23,900,000
4,900,000	Foxchase, LIQ-FNMA, 3.370%, 1/3/08 (a)	4,900,000
	Total Housing: Multi-Family	327,667,000
Housing: Single Family — 0.7%
15,630,000	California HFA Revenue, Home Mortgage, LIQ-Westlb AG, Bayerische
	Landesbank, 3.380%, 1/2/08 (a)(c)	15,630,000
10,000,000	California Housing Finance Agency Revenue, Home Mortgage, SPA-Calyon
	Bank, 3.700%, 1/2/08 (a)(c)	10,000,000
	Total Housing: Single Family	25,630,000
Industrial Development — 0.6%
	Alameda County, CA, IDA Revenue:
2,330,000	JMS Family Partnership, LOC-Wells Fargo Bank N.A., 3.440%, 1/2/08
	(a)(c)	2,330,000
4,865,000	Plyproperties Project, LOC-Wells Fargo Bank, N.A., 3.550%, 1/3/08
	(a)(c)	4,865,000
	California Infrastructure & Economic Development Bank, Revenue:
3,300,000	Asian Art Museum Foundation, MBIA, SPA-JPMorgan Chase, 3.530%,
	1/2/08(a)	3,300,000
1,100,000	IDR, RCP Block & Brick, LOC-U.S. Bank NA, 3.450%, 1/3/08 (a)(c)	1,100,000
7,500,000	California MFA, IDR, Edelbrock Permanent Mold, LOC-Bank of America
	N.A., 3.430%, 1/3/08 (a)(c)	7,500,000
1,700,000	California Statewide CDA, A&B Die Casting Corp., LOC-Bank of America,
	3.550%, 1/3/08 (a)(c)	1,700,000
1,325,000	Riverside County, CA, IDA, IDR, Spenuzza Inc. Project, LOC-Bank of
	America N.A., 3.430%, 1/3/08 (a)(c)	1,325,000
	Total Industrial Development	22,120,000
Life Care Systems — 0.9%
	ABAG Finance Authority for Nonprofit Corp., CA:
7,330,000	Eskaton Village-Roseville, LOC-KBC Bank NV, 3.420%, 1/3/08 (a)	7,330,000

See Notes to Schedule of Investments.

Westen Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Life Care Systems — 0.9% (continued)
$5,960,000	Revenue, Pathways Home Health Hospice, LOC-U.S. Bank, 3.420%,
	1/3/08 (a)	$5,960,000
5,000,000	California Statewide CDA, Revenue, Senior Presbyterian Homes, LOC-Bank
	of America, 3.320%, 1/3/08 (a)	5,000,000
12,050,000	California Statewide Community Development Corp., COP, Covenant
	Retirement Communities, LOC-LaSalle National Bank, 3.320%, 1/3/08
	(a)	12,050,000
	Total Life Care Systems	30,340,000
Miscellaneous — 12.4%
3,000,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Institute
	Defense Analyses, AMBAC, SPA-Wachovia Bank, 3.430%, 1/3/08 (a)	3,000,000
50,000,000	California Communities Note Program, Note Participations, TRAN, County
	of San Bernardino, 4.500% due 6/30/08	50,208,681
	California Infrastructure & Economic Development Bank, Revenue:
10,000,000	Academy of Motion Pictures, AMBAC, SPA-JPMorgan Chase, 3.410%,
	1/3/08 (a)	10,000,000
19,700,000	ISO, SPA-Bank of America N.A., AMBAC, 3.310%, 1/3/08 (a)	19,700,000
8,070,000	California MFA Revenue, Vacaville Christian Schools, LOC-Allied Irish
	Bank PLC, 3.350%, 1/3/08 (a)	8,070,000
	California State University:
19,113,000	3.360% due 1/9/08	19,113,000
5,000,000	3.370% due 1/9/08	5,000,000
62,000,000	RAN, 4.000% due 6/30/08	62,193,919
3,000,000	California State Economic Recovery, SPA-Landesbank Hessen-Thuringen,
	3.520%, 1/2/08 (a)	3,000,000
	California Statewide CDA, Kaiser, Permanente:
5,000,000	3.280% due 3/3/08	5,000,000
2,000,000	3.300% due 3/3/08	2,000,000
14,000,000	3.280% due 3/11/08	14,000,000
6,000,000	3.200% due 4/1/08	6,000,000
12,000,000	MFH Revenue, Imperial Park Apartments, FHLMC, 3.430%, 1/2/08
	(a)(c)	12,000,000
	Revenue:
1,330,000	Nonprofits Insurance Alliance, LOC-Comerica Bank, 3.350%, 1/3/08
	(a)	1,330,000
10,400,000	North Peninsula Jewish Community Center, LOC-Bank of America,
	3.470%, 1/2/08 (a)	10,400,000
13,000,000	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, et al,
	4.250% due 7/30/08	13,062,128
20,000,000	Contra Costa County, CA, TRAN, 4.000% due 12/5/08	20,130,296
4,740,000	Hesperia, CA, Public Financing Authority, 1993 Street Improvement Project,
	LOC-Bank of America, 3.480%, 1/2/08 (a)	4,740,000
	Irvine, CA, Improvement Bond Act 1915:
600,000	Assessment District 97-17, LOC-State Street Bank & Trust Co., 3.270%,
	1/2/08 (a)	600,000
7,765,000	Revenue, Limited Obligation, Reassessment District 85-7, FSA, SPA-
	Dexia Credit Local, 3.470%, 1/2/08 (a)	7,765,000
	Long Beach, CA:
300,000	3.120% due 3/6/08	300,000
6,955,000	3.330% due 3/6/08	6,955,000
	Los Angeles County, CA, Capital Asset:
10,000,000	LOC-West LB, 2.780% due 2/4/08	10,000,000
28,750,000	LOC-West LB/Bayerische Landesbank/JPMorgan Chase, 2.960% due 3/4/08	28,750,000
37,500,000	LOC-West LB, 3.780% due 3/6/08	37,500,000
9,200,000	Los Angeles, CA, Municipal Improvement Corp., 3.350% due 2/4/08	9,200,000
	Municipal Import Corp. of Los Angeles LOC-West LB/Bayerische Landesbank/JPMorgan Chase:

See Notes to Schedule of Investments.

Westen Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Miscellaneous — 12.4% (continued)
$5,000,000	3.260% due 2/6/08	$5,000,000
10,000,000	3.300% due 3/4/08	10,000,000
3,000,000	3.360% due 3/4/08	3,000,000
5,000,000	3.100% due 4/7/08	5,000,000
3,500,000	3.230% due 4/7/08	3,500,000
	Riverside County, CA:
9,850,000	2.780% due 2/6/08	9,850,000
10,904,000	3.320% due 3/6/08	10,904,000
	Ventura County, CA:
4,000,000	3.380% due 1/9/08	4,000,000
2,300,000	3.250% due 1/10/08	2,300,000
7,050,000	2.900% due 1/11/08	7,050,000
	Total Miscellaneous	430,622,024
Pollution Control — 2.0%
	California PCFA:
19,475,000	Environmental Improvement Revenue, Atlantic Richfield Co., 3.420%,
	1/2/08(a)(c)	19,475,000
12,895,000	Exempt Facilities Revenue, Refunding, Exxon Mobil Project, 3.610%,
	1/2/08(a)(c)	12,895,000
	Solid Waste Disposal Revenue:
7,990,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 3.450%,
	1/2/08(a)(c)	7,990,000
9,970,000	Garaventa Enterprises, LOC-Bank of America, 3.470%, 1/2/08 (a)(c)	9,970,000
3,500,000	Garden City Sanitation, LOC-Comerica Bank, 3.520%, 1/2/08 (a)(c)	3,500,000
15,500,000	Waste Connections Inc. Project, LOC-Bank of America N.A,
	3.430%, 1/3/08 (a)(c)	15,500,000
	Total Pollution Control	69,330,000
Public Facilities — 1.1%
4,265,000	California Infrastructure & Economic Development Bank, India Community
	Center LOC-Bank of America N.A., 3.470%, 1/2/08 (a)	4,265,000
	Los Angeles, CA, Convention & Exhibit Center Authority Lease Revenue,
	Refunding, AMBAC, SPA-Dexia Credit Local:
2,740,000	3.300%, 1/2/08 (a)	2,740,000
3,650,000	3.350%, 1/2/08 (a)	3,650,000
21,500,000	Puerto Rico Public Buildings Authority, Revenue, Refunding, Government
	Facilities, MBIA, SPA-JPMorgan Chase, 3.550%, 1/3/08 (a)	21,500,000
4,115,000	Sacramento County, CA, COP, Administration Center and Court House
	Project, LOC-Bayerische Landesbank, 3.350%, 1/3/08 (a)	4,115,000
3,425,000	San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone
	Center Expansion Project, AMBAC, SPA-JPMorgan Chase, State Street
	Bank & Trust, 3.310%, 1/3/08 (a)	3,425,000
	Total Public Facilities	39,695,000
Solid Waste — 1.2%
	California PCFA:
2,625,000	Alameda County Industrial Project, LOC-Wells Fargo Bank N.A.,
	3.470%, 1/2/08 (a)(c)	2,625,000
2,535,000	Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A., 3.470%,
	1/2/08(a)(c)	2,535,000
6,345,000	Athens Services Project, LOC-Wells Fargo Bank N.A., 3.470%, 1/2/08
	(a)(c)	6,345,000
1,190,000	BLT Enterprises, LOC-Wells Fargo Bank N.A., 3.470%, 1/2/08 (a)(c)	1,190,000
	Blue Line Transfer Inc. Project, LOC-Wells Fargo Bank N.A.:
7,425,000	3.470%, 1/2/08 (a)(c)	7,425,000
1,960,000	3.470%, 1/2/08 (a)(c)	1,960,000

See Notes to Schedule of Investments.

Westen Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Solid Waste — 1.2% (continued)
$6,675,000	Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A., 3.450%,
	1/2/08 (a)(c)	$6,675,000
665,000	Garaventa Enterprises Inc., LOC-Bank of America, 3.470%, 1/2/08 (a)(c)	665,000
5,000,000	Solid Waste Disposal Revenue, Greenwaste Recovery Income, LOC-
	Comerica Bank, 3.520%, 1/2/08 (a)(c)	5,000,000
2,345,000	Willits Project, LOC-Wells Fargo Bank N.A., 3.470%, 1/2/08 (a)(c)	2,345,000
3,900,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance
	Bank, 3.280%, 1/2/08 (a)	3,900,000
	Total Solid Waste	40,665,000
Tax Allocation — 5.6%
190,000,000	Los Angeles, CA, USD, TRAN, 4.000% due 12/29/08	191,515,026
2,610,000	Westminster, CA, RDA, Tax Allocation Revenue, Commercial
	Redevelopment Project Number 1, AMBAC, SPA-Landesbank Hessen-
	Thuringen, 3.350%, 1/3/08 (a)	2,610,000
	Total Tax Allocation	194,125,026
Transportation — 9.5%
	Bay Area Toll Authority Bridge Revenue, San Francisco Bay Area:
52,900,000	AMBAC, SPA-Calyon Bank, 3.200%, 1/3/08 (a)	52,900,000
20,150,000	AMBAC, SPA-JPMorgan Chase, Dexia Credit Local, Lloyds TSB Bank,
	3.220%, 1/3/08 (a)	20,150,000
	Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area:
2,400,000	AMBAC, SPA-Bayerische Landesbank, Landesbank Hessen-Thuringen,
	3.220%, 1/3/08 (a)	2,400,000
20,000,000	AMBAC, SPA-Lloyds TSB Bank, 3.220%, 1/3/08 (a)	20,000,000
6,500,000	LOC-Bayerische Landesbank, AMBAC, 3.220%, 1/3/08 (a)	6,500,000
10,185,000	SPA-Citibank N.A., AMBAC, 3.200%, 1/3/08 (a)	10,185,000
40,000,000	SPA-JPMorgan Chase, AMBAC, 3.180%, 1/3/08 (a)	40,000,000
3,725,000	California Transit Finance Authority, FSA, SPA-Credit Suisse First Boston,
	3.350%, 1/2/08 (a)	3,725,000
12,500,000	Contra Costa County, CA, Transportation, LOC-Bank of America, 3.300% due 3/4/08	12,500,000
	Los Angeles County, CA, MTA, Sales Tax Revenue:
11,900,000	Second Senior, MBIA, SPA-Credit Local De France, 3.280%, 1/3/08 (a)	11,900,000
6,100,000	TECP, LOC-Dexia Local Credit and BNP Paribas, 3.430% due 1/8/08	6,100,000
11,099,000	Los Angeles, CA, Metropolitan Transportation LOC-BNP Paribas/Dexia Credit Local, 2.780% due 2/6/08	11,099,000
15,311,435	Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue,
	Sublease Los Angeles International LAX 2, LOC-Societe Generale,
	3.650%, 1/2/08 (a)	15,311,435
1,000,000	Orange County, CA, Transportation Authority, Toll Road Revenue, Express
	Lanes, AMBAC, SBPA JPMorgan Chase, Dexia Credit Local, 3.300%,
	1/3/08 (a)	1,000,000
15,000,000	Riverside County, CA, Transit Commission, TECP, LOC-Bank of America,
	3.260% due 2/7/08	15,000,000
	San Diego County, CA, Regional Transit, LOC-JPMorgan Chase:
6,410,000	3.360% due 1/8/08	6,410,000
22,900,000	3.310% due 1/14/08	22,900,000
4,000,000	3.330% due 3/4/08	4,000,000
	San Francisco County, CA, Transportation Authority, SPA-Landesbank Baden-Wurttemberg:
20,000,000	3.430% due 1/8/08	20,000,000
7,300,000	3.280% due 2/11/08	7,300,000
18,750,000	3.340% due 3/11/08	18,750,000
	San Francisco, CA, TECP, County Transportation Authority:
14,100,000	LIQ-Landesbank Baden-Wurttemberg, 3.430% due 1/8/08	14,100,000
7,150,000	SPA-Landesbank Baden-Wurttemberg, 3.350% due 2/4/08	7,150,000
	Total Transportation	329,380,435

See Notes to Schedule of Investments.

Westen Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Utilities — 10.8%
	California Infrastructure & Economic Development Bank, Revenue, ISO,
	MBIA, SPA-Bank of America/JPMorgan Chase:
$4,300,000	3.300%, 1/2/08 (a)	$4,300,000
8,150,000	3.400%, 1/2/08 (a)	8,150,000
	California PCFA, PCR, Pacific Gas & Electric:
8,500,000	LOC-Bank One, 3.450%, 1/2/08 (a)	8,500,000
	LOC-JPMorgan Chase:
100,000	3.550%, 1/2/08 (a)	100,000
36,300,000	3.730%, 1/2/08 (a)(c)	36,300,000
	California State Department of Water Resources, Power Supply Revenue:
9,375,000	AMBAC, SPA-Landesbank Baden-Wuerttemberg, 3.550%, 1/3/08 (a)	9,375,000
10,520,000	AMBAC, SPA-Westdeutsche Landesbank, 3.350%, 1/3/08 (a)	10,520,000
500,000	LIQ-Calyon & Societe Generale, 3.320%, 1/3/08 (a)	500,000
	LOC-Bank of New York:
17,400,000	3.500%, 1/2/08 (a)	17,400,000
21,900,000	3.300%, 1/3/08 (a)	21,900,000
2,300,000	LOC-Bank of Nova Scotia, 3.300%, 1/3/08 (a)	2,300,000
19,650,000	LOC-Bayerische Landesbank, 3.250%, 1/3/08 (a)	19,650,000
2,500,000	LOC-Dexia Credit Local, 3.320%, 1/3/08 (a)	2,500,000
16,910,000	LOC-Landesbank Hessen-Thuringen, 3.310%, 1/3/08 (a)	16,910,000
	East Bay, CA, MUD:
21,000,000	3.330% due 3/6/08	21,000,000
4,000,000	3.120% due 3/12/08	4,000,000
1,250,000	Hillsborough, CA, COP, Water & Sewer Systems Projects, SPA-JPMorgan
	Chase, 3.370%, 1/3/08 (a)	1,250,000
	Los Angeles, CA, Department of Water & Power:
3,600,000	Revenue, SPA-National Australia Bank/Lloyds TSB Bank/Fortis Bank, 3.280%, 1/3/08 (a)	3,600,000
60,600,000	TECP, LIN-Dexia Credit Local, 3.350% due 1/7/08	60,600,000
21,275,000	Waterworks Revenue, SPA-Wells Fargo Bank N.A., 3.300%, 1/3/08 (a)	21,275,000
4,850,000	Metropolitan Water District of Southern California, SPA-Dexia Credit Local, 3.250%, 1/3/08 (a)	4,850,000
	MSR Public Power Agency, San Juan Project:
12,050,000	MBIA, SPA-JPMorgan Chase, 3.300%, 1/3/08 (a)	12,050,000
5,400,000	Subordinated Lien, MBIA, SPA-Bank One, 3.530%, 1/2/08 (a)	5,400,000
	Northern California Power Agency Revenue:
14,050,000	Hydroelectric, Number 1, MBIA, SPA-Westdeutsche Landesbank,
	3.280%, 1/2/08 (a)	14,050,000
23,135,000	Hydroelectric, Project 1-A, SPA-Dexia Credit Local, MBIA, 3.350%,
	1/2/08 (a)	23,135,000
13,740,000	Roseville, CA, Electric Systems Revenue COP, SPA-Dexia Credit Local,
	FSA, 3.200%, 1/3/08 (a)	13,740,000
	San Francisco, CA, Public Utilities:
4,500,000	LIQ-Landesbank Baden-Wurttemburg, 3.280% due 1/2/08	4,500,000
3,500,000	LOC-BNP Paribas, 2.970% due 3/13/08	3,500,000
25,650,000	Walnut Energy Center Authority, LOC-State Street Bank, 3.250% due 3/11/08	25,650,000
	Total Utilities	377,005,000
Water & Sewer — 12.7%
12,500,000	Bakersfield, CA, Wastewater Revenue, FSA, SPA-Dexia Credit Local,
	3.390%, 1/3/08 (a)	12,500,000
	California State Department of Water Resources, LIQ-Landesbank Hessen-Thuringen:
31,684,000	3.300% due 1/8/08	31,684,000
5,446,000	3.380% due 1/9/08	5,446,000
30,851,000	3.440% due 1/9/08	30,851,000
14,135,000	LOC-Dexia Credit Local, 3.350%, 1/3/08 (a)	14,135,000
	Power Supply Revenue:
19,380,000	FSA, LOC-JPMorgan Chase, 3.280%, 1/3/08 (a)	19,380,000

See Notes to Schedule of Investments.

Westen Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value
Water & Sewer — 12.7% (continued)
$2,505,000	FSA, SPA-Morgan Stanley, 3.350%, 1/3/08 (a)	$2,505,000
2,310,000	LOC-Citibank N.A., 3.300%, 1/3/08 (a)	2,310,000
10,000,000	California Statewide CDA, Kaiser Permanente, 3.250% due 1/8/08	10,000,000
41,380,000	City of Santa Rosa, CA, Wastewater Revenue, Refunding, LOC-Landesbank
	Baden-Wurttemberg, 3.350%, 1/3/08 (a)	41,380,000
24,880,000	East Bay, CA, MUD Water Systems Revenue, FSA, SPA-Dexia Credit Local,
	3.300%, 1/2/08 (a)	24,880,000
	Los Angeles, CA:
2,500,000	Department of Water & Power, Waterworks Revenue, SPA-Banco Bilboa
	Vizcaya, 3.310%, 1/3/08 (a)	2,500,000
12,500,000	Department of Water & Power, LOC-Banco Bilbao Vizcaya, 3.100% due 5/7/08	12,500,000
	Water & Power Revenue:
17,000,000	Power System, SPA-National Australia Bank/Lloyds TSB Bank/Fortis Bank, 3.300%, 1/3/08 (a)	17,000,000
10,285,000	Power Systems, SPA-National Australia Bank, Lloyds TSB Bank,
	Fortis Bank, 3.300%, 1/3/08 (a)	10,285,000
	Metropolitan Water District of Southern California:
	SPA-Dexia Credit Local:
9,200,000	3.200%, 1/3/08 (a)	9,200,000
48,935,000	3.300%, 1/3/08 (a)	48,935,000
2,765,000	SPA-JPMorgan Chase, 3.310%, 1/3/08 (a)	2,765,000
14,445,000	SPA-Landesbank Baden-Wuerttemberg, 3.300%, 1/3/08 (a)	14,445,000
	Waterworks Revenue:
1,400,000	SPA-Lloyds TSB Bank, 3.470%, 1/2/08 (a)	1,400,000
2,900,000	Authorization, SPA-Landesbank Hessen, 3.280%, 1/3/08 (a)	2,900,000
4,300,000	SPA-Lloyds TSB Bank PLC, 3.570%, 1/2/08 (a)	4,300,000
1,800,000	SPA-Westdeutsche Landesbank Gironzentrale, 3.270%, 1/2/08 (a)	1,800,000
	Orange County, CA, Sanitation Districts:
3,100,000	COP, Capital Projects, Otay CA Water District, LOC-Landesbank Hessen, 3.350%, 1/2/08 (a)	3,100,000
53,725,000	COP, SPA-Depfa Bank PLC, 3.500%, 1/2/08 (a)	53,725,000
7,415,000	Richmond, CA, Wastewater Revenue, Refunding, AMBAC, LOC-Bayerische
	Landesbank, 3.350%, 1/3/08 (a)	7,415,000
	San Diego County, CA, Water Authority, LIQ-BNP Paribas:
24,000,000	3.260% due 2/6/08	24,000,000
9,500,000	3.330% due 2/12/08	9,500,000
18,500,000	3.300% due 3/10/08	18,500,000
4,750,000	Vallejo, CA, Water Revenue, LOC-JPMorgan Chase, 3.390%, 1/2/08 (a)	4,750,000
	Total Water & Sewer	444,091,000
	TOTAL INVESTMENTS — 99.5% (Cost — $3,468,383,117#)	3,468,383,117
	Other Assets in Excess of Liabilities — 0.5%	16,016,300
	TOTAL NET ASSETS — 100.0%	$3,484,399,417

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG - Association of Bay Area Governor
AMBAC - Ambac Assurance Corporation - Insured Bonds
CDA - Community Development Authority
COP - Certificate of Participation
EFA - Educational Facilities Authority

See Notes to Schedule of Investments.

Westen Asset California Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISO - Independent System Operator
LIN - Line of Credit
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
MTA - Metropolitan Transportation Authority
MUD - Municipal Utilities District
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
RAN - Revenue Anticipation Notes
RDA - Redevelopment Agency
SBPA - Standby Bond Purchase Agreement
SPA - Standby Bond Purchase Agreement
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
USD - Unified School District

Ratings Table * (December 31, 2007) (unaudited)

S&P/Moody's/Fitch**
A-1	52.1%
SP-1	14.5
VMIG1	6.2
F-1	1.7
NR	25.5

100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody's secondary, then Fitch.

See pages 11 for definitions of ratings.

See Notes to Schedule of Investments.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Moody’s Investors Service (“Moody’s”)

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Fitch Ratings Service (“Fitch”)

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit features are denoted with a plus (+) sign.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset California Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 29, 2008

By:/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: February 29, 2008